Stock-Based Compensation	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Stock-Based Compensation [Abstract]
Stock-Based Compensation
Note 9. Stock-Based Compensation

Warrant Activity

We typically issue warrants to purchase shares of our common stock to investors as part of a financing transaction or in connection with services rendered by placement agents and consultants. Our outstanding warrants expire on varying dates through November 2021. A summary of warrant activity is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price/Share	Term (Years)	Value (1)
Outstanding — March 31, 2014	61,194,343	$0.84
Issued	6,322,196	0.50
Exercised	(50,000)	0.20
Cancelled	—	—
Expired	(283,392)	2.85
Outstanding — December 31, 2014	67,183,147	$0.80	2.5	$2,074,500
Vested (exercisable) — December 31, 2014	65,565,647	$0.80	2.4	$2,074,500

(1) Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of our common stock on December 31, 2014, which was $0.44 per share.

The fair value of each warrant grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions for the nine months ended December 31, 2014:

Expected life (years)	4.3 – 7.0
Risk-free interest rate	1.2% - 2.0%
Volatility	116.5% – 125.3%
Dividend yield	0%

Stock Options

We have three stock incentive plans: the 2002 Stock Incentive Plan, or the 2002 Plan, the 2009 Stock Incentive Plan, or the 2009 Plan and the 2011 Stock Incentive Plan, or the 2011 Plan (collectively, the “Plans”). The 2002 Plan authorizes the grant of incentive awards, including stock options, for the purchase of up to a total of 500,000 shares and has no shares available for future issuances as the 2002 Plan has expired. Subsequent to the adoption of the 2011 Plan, no new options have been granted pursuant the 2009 Plan or 2002 Plan. In September 2009, the stockholders approved the issuance of up to 1,200,000 shares of common stock available for issuance under the 2009 Plan and as of December 31, 2014, the Company has 303,768 shares available for future awards under the 2009 Plan. In September 2011, the stockholders authorized the issuance of up to 2,300,000 shares of the Company's common stock. On September 13, 2012, the stockholders approved an increase to the number of shares of the Company’s common stock available for issuance by 3,000,000 shares. On September 6, 2013 the stockholders approved an increase to the number of shares of the Company’s common stock available for issuance by 7,100,000 shares. On August 29, 2014 the stockholders approved an increase to the number of shares of the Company’s common stock available for issuance by 1,500,000 shares. As of December 31, 2014, there were 2,585,985 incentive awards available for grant under the 2011 Plan. In December 2014, 3,150,000 options were granted outside the plan to Jerrell Shelton, the Company’s Chief Executive Officer.

We granted stock options at exercise prices equal to or greater than the quoted market price of our common stock on the grant date. The fair value of each option grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions for the nine months ended December 31, 2014:

Expected life (years)	1.5 – 6.1
Risk-free interest rate	0.31% - 2.03%
Volatility	102.7% – 127.7%
Dividend yield	0%

The expected option life assumption is estimated based on the simplified method. Accordingly, the Company has utilized the average of the contractual term of the options and the weighted average vesting period for all options to calculate the expected option term. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of our employee stock options. The expected volatility is based on the historical volatility of our stock commensurate with the expected life of the stock-based award. We do not anticipate paying dividends on the common stock in the foreseeable future.

We recognize stock-based compensation cost over the vesting period using the straight-line single option method. Stock-based compensation expense is recognized only for those awards that are ultimately expected to vest. An estimated forfeiture rate has been applied to unvested awards for the purpose of calculating compensation cost. The estimated forfeiture rate of 0% per year is based on the historical forfeiture activity of unvested stock options. These estimates are revised, if necessary, in future periods if actual forfeitures differ from the estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs. The summary of stock option activity is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price/Share	Term (Years)	Value (1)

Outstanding — March 31, 2014	11,894,205	$0.35
Granted (weighted-average fair value of $0.35 per share)	9,691,388	0.41
Exercised	(7,892)	0.27
Forfeited	(222,369)	0.30
Expired	(22,200)	2.29
Outstanding — December 31, 2014	21,333,132	$0.38	8.5	$2,047,600
Vested (exercisable) — December 31, 2014	7,177,674	$0.39	6.7	$978,400
Unvested (unexercisable) — December 31, 2014	14,155,458	$0.37	9.4	$1,069,200

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of our common stock on December 31, 2014, which was $0.44 per share.

As of December 31, 2014, there was unrecognized compensation expense of $4.4 million related to unvested stock options, which we expect to recognize over a weighted average period of 3.5 years.

Note 12. Stock-Based Compensation

Warrant Activity

We typically issue warrants to purchase shares of our common stock to investors as part of a financing transaction or in connection with services rendered by placement agents and consultants. Included in outstanding warrants are 262,856 and 312,856 warrants at March 31, 2014 and 2013, respectively issued to employees or directors. Our outstanding warrants expire on varying dates through July 2019. A summary of warrant activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2012	37,144,504	$1.18
Issued	30,000	0.50
Exercised	—	—
Forfeited	(123,376)	0.77
Expired	(23,929)	8.89
Outstanding — March 31, 2013	37,027,199	1.18
Issued	25,241,227	0.35
Exercised	(926,315)	0.22
Forfeited	(39,728)	8.49
Expired	(108,040)	7.96
Outstanding — March 31, 2014	61,194,343	$0.84	2.9	$3,987,500
Vested (exercisable) — March 31, 2014	60,297,010	$0.84	2.9	$3,960,600

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the common stock on March 31, 2014, which was $0.52 per share.

The following table summarizes information with respect to warrants outstanding and exercisable at March 31, 2014:

Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$0.19 – 0.20	2,437,574	4.3	$0.20	2,437,574	$0.20
$0.21 – 0.37	20,980,838	4.5	$0.37	20,980,838	$0.37
$0.38 – 0.69	10,932,429	3.0	$0.67	10,035,929	$0.69
$0.70 – 0.92	21,431,557	1.7	$0.77	21,431,557	$0.77
$0.93 – 10.80	5,411,945	0.9	$3.53	5,411,112	$3.53
	61,194,343			60,297,010

 Stock Options

We have three stock incentive plans: the 2002 Stock Incentive Plan, or the 2002 Plan, the 2009 Stock Incentive Plan, or the 2009 Plan and the 2011 Stock Incentive Plan, or the 2011 Plan (collectively, the “Plans”). The 2002 Plan authorizes the grant of incentive awards, including stock options, for the purchase of up to a total of 500,000 shares and has no shares available for future issuances as the 2002 Plan has expired. Subsequent to the adoption of the 2011 Plan, no new options have been granted pursuant the 2009 Plan or 2002 Plan. In September 2009, the stockholders approved the issuance of up to 1,200,000 shares of common stock available for issuance under the 2009 Plan and as of March 31, 2014, the Company has 299,741 shares available for future awards under the 2009 Plan. In September 2011, the stockholders authorized the issuance of up to 2,300,000 shares of the Company's common stock. On September 13, 2012, the stockholders approved an increase to the number of shares of the Company’s common stock available for issuance by 3,000,000 shares. On September 6, 2013 the stockholders approved an increase to the number of shares of the Company’s common stock available for issuance by 7,100,000 shares. As of March 31, 2014, there were 7,405,004 incentive awards available for grant under the 2011 Plan.

During each of the two years in the period ended March 31, 2014, we granted stock options at exercise prices equal to or greater than the quoted market price of our common stock on the grant date. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31,
	2014	2013
Expected life (years)	1.6 – 6.02	2.6 -10.0
Risk-free interest rate	0.19% - 1.84%	0.63%-2.22%
Volatility	127% - 140%	124% - 166%
Dividend yield	0%	0%

The expected option life assumption is estimated based on the simplified method. Accordingly, the Company has utilized the average of the contractual term of the options and the weighted average vesting period for all options to calculate the expected option term. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of our employee stock options. The expected volatility is based on the historical volatility of our stock commensurate with the expected life of the stock-based award. We do not anticipate paying dividends on the common stock in the foreseeable future.

We recognize stock-based compensation cost over the vesting period using the straight-line single option method. Stock-based compensation expense is recognized only for those awards that are ultimately expected to vest. An estimated forfeiture rate has been applied to unvested awards for the purpose of calculating compensation cost. The estimated forfeiture rate of 0% per year is based on the historical forfeiture activity of unvested stock options. These estimates are revised, if necessary, in future periods if actual forfeitures differ from the estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs.

A summary of stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2012	1,355,132	$1.14
Granted (weighted-average fair value of $0.26 per share)	4,063,109	0.29
Exercised	—	—
Forfeited	(322,500)	0.98
Expired	—	—

Outstanding — March 31, 2013	5,095,741	$0.47
Granted (weighted-average fair value of $0.24 per share)	7,673,272	0.28
Exercised	(657,000)	0.20
Forfeited	(197,808)	0.32
Expired	(20,000)	6.00

Outstanding — March 31, 2014	11,894,205	$0.35	8.6	$2,578,900

Vested (exercisable) — March 31, 2014	5,543,002	$0.42	8.0	$1,110,600

Unvested (unexercisable) — March 31, 2014	6,351,203	$0.30	3.0	$1,468,300

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2014, which was $0.52 per share.

The following table summarizes information with respect to stock options outstanding and exercisable at March 31, 2014:

Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$0.17 – 0.48	10,523,036	8.9	$0.27	4,428,083	$0.27
$0.52 – 0.98	1,234,469	6.3	$0.66	987,594	$0.66
$1.05 – 2.20	48,600	6.4	$1.64	39,225	$1.69
$4.30 – 8.31	88,100	2.3	$4.74	88,100	$4.74
	11,894,205			5,543,002

As of March 31, 2014, there was unrecognized compensation expense of $1.6 million related to unvested stock options, which we expect to recognize over a weighted average period of 3.0 years.